ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

November 6, 2020

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, NE Washington, DC 20549-1090

Re: Allianz Funds (Registration Nos. 33-36528 and 811-06161)

Ladies and Gentlemen:

On behalf of Allianz Funds, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 218 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

In addition to Part C, the Amendment includes the following documents:

1.	Prospectus for Class A, Class C, Class R, Institutional Class, Class R6, Class P and Administrative Class shares of thirteen series of the Trust, and

2.	The Statement of Additional Information of the Trust.

The Amendment is being submitted in connection with, among other things, approval by the Board of Trustees of the Trust and anticipated approval by shareholders of each series of the Trust (each a “Fund” and collectively, the “Funds”) of (i) a new investment advisory agreement between each Fund and Virtus Investment Advisers, Inc. (“VIA”) and (ii) a new subadvisory agreement between VIA and Allianz Global Investors U.S. LLC or NFJ Investment Group LLC, as applicable. The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to include updated financial and other information.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7914) or to George B. Raine (at 617-951-7556) of this firm.

Regards,

/s/ Benjamin J.G. Ruano

Benjamin J.G. Ruano, Esq.

cc:	Angela Borreggine, Esq.
Jennifer Fromm, Esq.
Holly van den Toorn, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Robert Schmidt, Esq.
John (Jack) Jessee, Esq.